Deferred revenue and income	12 Months Ended
Jan. 31, 2019
Accruals and deferred income [abstract]
Deferred revenue and income
Deferred revenue and income

	January 31, 2019	January 31, 2018
		(Adjusted*)
	£000	£000
Due within one year
Deferred revenue	499	11,478
Deferred other operating income	2,875	2,356
	3,374	13,834
Due more than one year
Deferred revenue	831	27,270
	831	27,270

Total deferred revenue	1,330	38,748
Total deferred other operating income	2,875	2,356

* See Note 3 - ‘Changes to accounting policies - Adoption of IFRS 15 Revenue from contracts with customers.’

19. Deferred revenue and income (continued)

The Group adopted IFRS 15 effective February 1, 2018, as required. For details on the performance obligations identified and judgments exercised by management in the application of IFRS 15 see Note 3 ‘Changes to accounting policies -Adoption of IFRS 15 Revenue from contracts with customers.'
Revenues of £37.4 million included in deferred revenue as at January 31, 2018 (adjusted), were recognized during the year ended January 31, 2019. All revenues recognized during the year ended January 31, 2018, were included in deferred revenue as at January 31, 2017.
See Note 5 'Revenue' for details on the Group's revenue agreements and revenue recognition.